Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	$ 59,468		$ 55,537		$ 68,444	$ 143,575
Allowance For Credit Losses Transfer Of Loans At Fair Value					219
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					13,100
Ending allowance balance attributed to loans
Individually evaluated for impairment	10,451		8,276
Collectively evaluated for impairment	49,017		47,261
Total ending allowance balance	59,468		55,537
Loan Balance:
Loans individually evaluated for impairment	112,304		137,238
Loans collectively evaluated for impairment	4,508,201		4,313,084
Total ending loan balance	4,620,505		4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	9.31%		6.03%
Loans collectively evaluated for impairment	1.09%		1.10%
Total ending loan balance	1.29%		1.25%
Recorded Investment:
Loans individually evaluated for impairment	112,315		137,339
Loans collectively evaluated for impairment	4,521,684		4,326,570
Recorded Investment	4,633,999		4,463,909
Financing Receivable, Allowance for Credit Losses, Write-downs	19,153		61,268		133,882
Financing Receivable, Allowance for Credit Losses, Recovery	(19,669)		(12,942)		(8,798)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(516)		48,326		125,084
Provision for Loan, Lease, and Other Losses	3,415		35,419		63,272
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	14,218		15,635		16,950	11,555
Allowance For Credit Losses Transfer Of Loans At Fair Value					2
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					1,184
Ending allowance balance attributed to loans
Individually evaluated for impairment	3,268		3,180
Collectively evaluated for impairment	10,950		12,455
Total ending allowance balance	14,218		15,635
Loan Balance:
Loans individually evaluated for impairment	20,724		22,523
Loans collectively evaluated for impairment	804,708		801,404
Total ending loan balance	825,432	[1]	823,927	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%		14.12%
Loans collectively evaluated for impairment	1.36%		1.55%
Total ending loan balance	1.72%		1.90%
Recorded Investment:
Loans individually evaluated for impairment	20,727		22,587
Loans collectively evaluated for impairment	807,784		804,316
Recorded Investment	828,511	[1]	826,903	[1]
Financing Receivable, Allowance for Credit Losses, Write-downs	6,160		26,847		18,350
Financing Receivable, Allowance for Credit Losses, Recovery	(1,314)		(1,066)		(1,402)
Financing Receivables Allowance For Credit Losses Net Charge Offs	4,846		25,781		16,948
Provision for Loan, Lease, and Other Losses	3,429		24,466		23,529
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	15,899		11,736		15,539	24,369
Allowance For Credit Losses Transfer Of Loans At Fair Value					150
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					4,327
Ending allowance balance attributed to loans
Individually evaluated for impairment	5,496		1,540
Collectively evaluated for impairment	10,403		10,196
Total ending allowance balance	15,899		11,736
Loan Balance:
Loans individually evaluated for impairment	41,816		44,267
Loans collectively evaluated for impairment	1,070,457		1,047,897
Total ending loan balance	1,112,273	[1]	1,092,164	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	13.14%		3.48%
Loans collectively evaluated for impairment	0.97%		0.97%
Total ending loan balance	1.43%		1.07%
Recorded Investment:
Loans individually evaluated for impairment	41,822		44,278
Loans collectively evaluated for impairment	1,074,216		1,051,725
Recorded Investment	1,116,038	[1]	1,096,003	[1]
Financing Receivable, Allowance for Credit Losses, Write-downs	1,832		10,454		23,063
Financing Receivable, Allowance for Credit Losses, Recovery	(726)		(783)		(1,825)
Financing Receivables Allowance For Credit Losses Net Charge Offs	1,106		9,671		21,238
Provision for Loan, Lease, and Other Losses	5,269		5,868		16,885
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	6,855		6,841		14,433	70,462
Allowance For Credit Losses Transfer Of Loans At Fair Value					63
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					1,998
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,132		2,277
Collectively evaluated for impairment	5,723		4,564
Total ending allowance balance	6,855		6,841
Loan Balance:
Loans individually evaluated for impairment	15,559		34,814
Loans collectively evaluated for impairment	140,557		130,714
Total ending loan balance	156,116		165,528
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	7.28%		6.54%
Loans collectively evaluated for impairment	4.07%		3.49%
Total ending loan balance	4.39%		4.13%
Recorded Investment:
Loans individually evaluated for impairment	15,559		34,834
Loans collectively evaluated for impairment	140,944		131,176
Recorded Investment	156,503		166,010
Financing Receivable, Allowance for Credit Losses, Write-downs	1,791		9,985		64,166
Financing Receivable, Allowance for Credit Losses, Recovery	(9,378)		(2,979)		(1,463)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(7,587)		7,006		62,703
Provision for Loan, Lease, and Other Losses	(7,573)		(586)		8,735
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	14,251		14,759		15,692	30,259
Allowance For Credit Losses Transfer Of Loans At Fair Value					4
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					5,450
Ending allowance balance attributed to loans
Individually evaluated for impairment	555		1,279
Collectively evaluated for impairment	13,696		13,480
Total ending allowance balance	14,251		14,759
Loan Balance:
Loans individually evaluated for impairment	33,406		35,616
Loans collectively evaluated for impairment	1,766,141		1,678,029
Total ending loan balance	1,799,547		1,713,645
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	1.66%		3.59%
Loans collectively evaluated for impairment	0.78%		0.80%
Total ending loan balance	0.79%		0.86%
Recorded Investment:
Loans individually evaluated for impairment	33,408		35,622
Loans collectively evaluated for impairment	1,769,604		1,681,449
Recorded Investment	1,803,012		1,717,071
Financing Receivable, Allowance for Credit Losses, Write-downs	3,207		8,607		20,691
Financing Receivable, Allowance for Credit Losses, Recovery	(6,000)		(5,559)		(1,719)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(2,793)		3,048		18,972
Provision for Loan, Lease, and Other Losses	(3,301)		2,115		9,859
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	8,245		6,566		5,830	6,925
Allowance For Credit Losses Transfer Of Loans At Fair Value					0
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					141
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	8,245		6,566
Total ending allowance balance	8,245		6,566
Loan Balance:
Loans individually evaluated for impairment	799		18
Loans collectively evaluated for impairment	722,934		651,912
Total ending loan balance	723,733		651,930
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	1.14%		1.01%
Total ending loan balance	1.14%		1.01%
Recorded Investment:
Loans individually evaluated for impairment	799		18
Loans collectively evaluated for impairment	725,709		654,747
Recorded Investment	726,508		654,765
Financing Receivable, Allowance for Credit Losses, Write-downs	6,163		5,375		7,612
Financing Receivable, Allowance for Credit Losses, Recovery	(2,249)		(2,555)		(2,385)
Financing Receivables Allowance For Credit Losses Net Charge Offs	3,914		2,820		5,227
Provision for Loan, Lease, and Other Losses	5,593		3,556		4,273
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	0		0		0	5
Allowance For Credit Losses Transfer Of Loans At Fair Value					0
Allowance For Credit Losses Transfer Of Allowance To Held For Sale					0
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	0		0
Total ending allowance balance	0		0
Loan Balance:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,404		3,128
Total ending loan balance	3,404		3,128
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	0.00%		0.00%
Total ending loan balance	0.00%		0.00%
Recorded Investment:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,427		3,157
Recorded Investment	3,427		3,157
Financing Receivable, Allowance for Credit Losses, Write-downs	0		0		0
Financing Receivable, Allowance for Credit Losses, Recovery	(2)		0		(4)
Financing Receivables Allowance For Credit Losses Net Charge Offs	(2)		0		(4)
Provision for Loan, Lease, and Other Losses	$ (2)		$ 0		$ (9)

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH commercial land and development loans were an immaterial amount of consumer loans that were not broken out by class.